EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on August 28, 2017 (Accession No. 0001193125-17-270423), to the Prospectus and Statement of Information dated September 30, 2016, for the Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF, a series of DBX ETF Trust.